Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Available-for-sale financial assets	₩ 1,410,736	₩ 1,715,078
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets	1,189,597	1,510,428
FVOCI	44,440	57,830
Non current Assets	1,234,037	1,568,258
Investment bonds [member]
Disclosure of financial assets [line items]
FVOCI	0	1,177
FVTPL	176,699	145,643
Non current Assets	₩ 176,699	₩ 146,820